Fair Value of Assets and Liabilities - Rollforward of level 3 assets and liabilities held at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Balance at beginning of period	$ 837	$ 735	$ 973
Total gains (losses) included in: net income	37	22	3
Total gains (losses) included in: OCI	(6)	15	23
Transfers into Level 3	79	94	76
Transfers out of Level 3	(325)	(369)	(559)
Purchases	367	533	410
Sales	(208)	(113)	(79)
Issues	0	0	0
Settlements	(84)	(80)	(112)
Balance at end of period	697	837	735
Liabilities
Balance at beginning of period	(286)	(290)	(299)
Total gains (losses) included in: net income	(58)	0	(5)
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(2)	(2)	(3)
Settlements	6	6	7
Balance at end of period	(224)	(286)	(290)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Gain (loss) included in earnings	95	22	8
Free-standing derivatives, assets	1	1	1
Free-standing derivatives, liabilities			3
Assets transferred between Level 1 and Level 2	0	0	0
Liabilities transferred between Level 1 and Level 2	0	0	0
Realized capital gains (losses)
Assets
Total gains (losses) included in: net income	37	4	(9)
Net investment income
Assets
Total gains (losses) included in: net income		19	12
Interest credited to contractholder funds
Assets
Total gains (losses) included in: net income	63	(10)	(4)
Life and annuity contract benefits
Assets
Total gains (losses) included in: net income	(5)	9	9
Contractholder funds: Derivatives embedded in life and annuity contracts
Liabilities
Balance at beginning of period	(286)	(290)	(299)
Total gains (losses) included in: net income	(58)	0	(5)
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	(2)	(2)	(3)
Settlements	6	6	7
Balance at end of period	(224)	(286)	(290)
U.S. government and agencies
Assets
Balance at beginning of period		0	5
Total gains (losses) included in: net income			0
Total gains (losses) included in: OCI			0
Transfers into Level 3			0
Transfers out of Level 3			(4)
Purchases			0
Sales			0
Issues			0
Settlements			(1)
Balance at end of period			0
Municipal
Assets
Balance at beginning of period	101	125	161
Total gains (losses) included in: net income	1	(1)	12
Total gains (losses) included in: OCI	(2)	7	(10)
Transfers into Level 3	0	0	6
Transfers out of Level 3	(26)	(6)	(23)
Purchases	10	8	22
Sales	(8)	(29)	(40)
Issues	0	0	0
Settlements	(6)	(3)	(3)
Balance at end of period	70	101	125
Corporate - public
Assets
Balance at beginning of period	108	78	46
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	(3)	0	0
Transfers into Level 3	17	4	41
Transfers out of Level 3	(21)	(30)	(43)
Purchases	10	60	47
Sales	(38)	0	(11)
Issues	0	0	0
Settlements	(3)	(4)	(2)
Balance at end of period	70	108	78
Corporate - privately placed
Assets
Balance at beginning of period	224	263	502
Total gains (losses) included in: net income	(1)	8	15
Total gains (losses) included in: OCI	(3)	(2)	18
Transfers into Level 3	20	30	16
Transfers out of Level 3	(119)	(49)	(398)
Purchases	22	44	181
Sales	(5)	(30)	(15)
Issues	0	0	0
Settlements	(48)	(40)	(56)
Balance at end of period	90	224	263
ABS - CDO
Assets
Balance at beginning of period	99	27	61
Total gains (losses) included in: net income	0	0	1
Total gains (losses) included in: OCI	1	6	6
Transfers into Level 3	20	60	10
Transfers out of Level 3	(109)	(190)	(43)
Purchases	0	219	40
Sales	0	0	(3)
Issues	0	0	0
Settlements	(5)	(23)	(45)
Balance at end of period	6	99	27
ABS - consumer and other
Assets
Balance at beginning of period	48	42	50
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	1	0	(3)
Transfers into Level 3	22	0	3
Transfers out of Level 3	(50)	(90)	(35)
Purchases	160	103	35
Sales	(97)	0	(5)
Issues	0	0	0
Settlements	(21)	(7)	(3)
Balance at end of period	63	48	42
RMBS
Assets
Balance at beginning of period	0	1	1
Total gains (losses) included in: net income		0	1
Total gains (losses) included in: OCI		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Purchases		0	0
Sales		0	(1)
Issues		0	0
Settlements		(1)	0
Balance at end of period		0	1
CMBS
Assets
Balance at beginning of period	26	22	20
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(1)
Purchases	1	6	5
Sales	0	0	0
Issues	0	0	0
Settlements	(1)	(2)	(2)
Balance at end of period	26	26	22
Fixed income securities
Assets
Balance at beginning of period	606	558	846
Total gains (losses) included in: net income	0	7	29
Total gains (losses) included in: OCI	(6)	11	11
Transfers into Level 3	79	94	76
Transfers out of Level 3	(325)	(365)	(547)
Purchases	203	440	330
Sales	(148)	(59)	(75)
Issues	0	0	0
Settlements	(84)	(80)	(112)
Balance at end of period	325	606	558
Equity securities
Assets
Balance at beginning of period	210	163	133
Total gains (losses) included in: net income	37	13	(32)
Total gains (losses) included in: OCI	0	4	12
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(4)	(12)
Purchases	109	48	65
Sales	(15)	(14)	(4)
Issues	0	0	0
Settlements	0	0	1
Balance at end of period	341	210	163
Short-term investments
Assets
Balance at beginning of period	20	15	0
Total gains (losses) included in: net income	0	0	0
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	55	45	15
Sales	(45)	(40)	0
Issues	0	0	0
Settlements	0	0	0
Balance at end of period	30	20	15
Free-standing derivatives, net
Assets
Balance at beginning of period	1	(2)	(7)
Total gains (losses) included in: net income	0	3	6
Total gains (losses) included in: OCI	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issues	0	0	0
Settlements	0	0	(1)
Balance at end of period	1	1	(2)
Other assets
Assets
Balance at beginning of period	$ 0	1	1
Total gains (losses) included in: net income		(1)	0
Total gains (losses) included in: OCI		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Purchases		0	0
Sales		0	0
Issues		0	0
Settlements		0	0
Balance at end of period		$ 0	$ 1